UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Convergence Long/Short Equity ETF
CLSE (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Convergence Long/Short Equity ETF for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at  1-877-677-9414.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
Convergence Long/Short Equity ETF	$73	1.48%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$182,030,483
Number of Holdings	331
Portfolio Turnover	130%
Visit https://investcip.com/etfstrategies.html for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2025)
Sector Breakdown

Top 10 Issuers	(%)
NVIDIA Corp.	3.5%
Meta Platforms, Inc.	3.2%
Broadcom, Inc.	3.1%
KLA Corp.	2.5%
AppLovin Corp.	2.5%
Netflix, Inc.	2.3%
Amazon.com, Inc.	2.3%
Walmart, Inc.	2.0%
VeriSign, Inc.	1.7%
Lam Research Corp.	1.7%
Security Breakdown
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://investcip.com/etfstrategies.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-677-9414, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Convergence Long/Short Equity ETF	PAGE 1	TSR-SAR-89834G760

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONVERGENCE LONG/SHORT EQUITY ETF (CLSE)
Listed on Cboe BZX Exchange, Inc.
Semi-Annual Financial Statements and Additional Information
May 31, 2025

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 114.1%
Administrative and Support Services — 2.4%
ADT, Inc.(a)	96,437	$802,356
Booking Holdings, Inc.(a)	208	1,147,937
Bread Financial Holdings, Inc.(a)	34,677	1,776,850
Uber Technologies, Inc.(a)(b)	8,683	730,761
		4,457,904
Air Transportation — 0.6%
Delta Air Lines, Inc.(a)	22,400	1,083,936
Animal Production and Aquaculture — 0.7%
Cal-Maine Foods, Inc.	13,937	1,336,976
Apparel Manufacturing — 0.8%
Cintas Corp.(a)	2,760	625,140
PVH Corp.(a)	5,188	434,599
Ralph Lauren Corp.(a)	1,614	446,771
		1,506,510
Beverage and Tobacco Product Manufacturing — 0.9%
Altria Group, Inc.(a)	26,598	1,612,105
Broadcasting and Content Providers — 4.6%
Charter Communications, Inc. - Class A(a)(b)	4,691	1,858,902
Fox Corp. - Class A(a)	40,946	2,249,573
Netflix, Inc.(a)(b)	3,494	4,218,062
		8,326,537
Building Material and Garden Equipment and Supplies Dealers — 0.6%
Home Depot, Inc.(a)	2,957	1,089,034
Chemical Manufacturing — 5.1%
AbbVie, Inc.(a)	4,724	879,184
Bristol-Myers Squibb Co.(a)	25,415	1,227,036
Catalyst Pharmaceuticals, Inc.(a)(b)	53,910	1,345,594
CF Industries Holdings, Inc.(a)	8,206	744,366
Gilead Sciences, Inc.(a)	14,612	1,608,489
Halozyme Therapeutics, Inc.(a)(b)	26,975	1,512,488
Hims & Hers Health, Inc.(a)(b)	4,706	266,172
Jazz Pharmaceuticals PLC(a)(b)	5,333	576,337
PTC Therapeutics, Inc.(a)(b)	23,360	1,133,427
		9,293,093
Computer and Electronic Product Manufacturing — 16.8%
Arista Networks, Inc.(a)(b)	34,997	3,032,140
Bloom Energy Corp. - Class A(a)(b)	43,652	806,252
Broadcom, Inc.(a)	23,544	5,699,296
Ciena Corp.(a)(b)	13,252	1,060,955
Cisco Systems, Inc.	46,639	2,940,123
ESCO Technologies, Inc.(a)	5,618	1,018,206

The accompanying notes are an integral part of these financial statements.

1

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (Continued)
Fortinet, Inc.(a)(b)	10,462	$1,064,822
Jabil, Inc.(a)	13,571	2,280,064
Lam Research Corp.(a)	38,114	3,079,230
Mercury Systems, Inc.(a)(b)	19,796	974,953
NVIDIA Corp.(a)	47,799	6,459,079
Semtech Corp.(a)(b)	51,788	1,933,246
Trimble, Inc.(a)(b)	2,540	181,026
		30,529,392
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.7%
Kyndryl Holdings, Inc.(a)(b)	58,327	2,277,086
Verisk Analytics, Inc.(a)	2,586	812,366
		3,089,452
Construction of Buildings — 0.3%
NVR, Inc.(a)(b)	79	562,158
Credit Intermediation and Related Activities — 6.8%
Bancorp, Inc.(a)(b)	17,078	872,686
Bank of America Corp.(a)	28,575	1,261,015
Bank of New York Mellon Corp.(a)	18,599	1,648,057
Citigroup, Inc.(a)	16,871	1,270,724
Huntington Bancshares, Inc.(a)	81,128	1,268,031
JPMorgan Chase & Co.(a)	4,745	1,252,680
Synchrony Financial(a)	29,573	1,704,883
Wells Fargo & Co.(a)	19,357	1,447,516
Western Union Co.(a)	91,427	848,443
Zions Bancorp NA(a)	17,012	805,688
		12,379,723
Educational Services — 1.3%
Adtalem Global Education, Inc.(a)(b)	6,304	832,317
Grand Canyon Education, Inc.(a)(b)	3,286	650,118
Stride, Inc.(a)(b)	5,812	879,879
		2,362,314
Electrical Equipment, Appliance, and Component Manufacturing — 0.6%
Rockwell Automation, Inc.(a)	3,375	1,064,981
Fabricated Metal Product Manufacturing — 0.4%
Mueller Industries, Inc.(a)	9,627	749,654
Food and Beverage Retailers — 0.4%
Albertsons Cos., Inc. - Class A(a)	34,781	773,182

The accompanying notes are an integral part of these financial statements.

2

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Food Manufacturing — 1.1%
Pilgrim's Pride Corp.(a)	24,425	$1,200,733
Tyson Foods, Inc. - Class A(a)	13,203	741,480
		1,942,213
Food Services and Drinking Places — 0.5%
Brinker International, Inc.(a)(b)	4,885	843,298
Funds, Trusts, and Other Financial Vehicles — 1.1%
Garmin Ltd.(a)	1,383	280,708
SEI Investments Co.(a)	19,500	1,662,570
		1,943,278
General Merchandise Retailers — 2.0%
Walmart, Inc.(a)	37,133	3,665,770
Heavy and Civil Engineering Construction — 3.2%
Fluor Corp.(a)(b)	30,854	1,282,909
Granite Construction, Inc.(a)	12,190	1,090,395
MasTec, Inc.(a)(b)	8,050	1,255,237
Primoris Services Corp.(a)	16,607	1,197,531
Sterling Infrastructure, Inc.(a)(b)	5,698	1,071,281
		5,897,353
Hospitals — 0.7%
Universal Health Services, Inc. - Class B(a)	6,459	1,229,471
Insurance Carriers and Related Activities — 5.6%
Allstate Corp.(a)	3,016	632,968
Arthur J Gallagher & Co.(a)	2,509	871,727
Centene Corp.(a)(b)	16,051	905,919
Equitable Holdings, Inc.(a)	28,890	1,527,414
Humana, Inc.(a)	2,747	640,408
MetLife, Inc.(a)	10,519	826,583
MGIC Investment Corp.(a)	78,436	2,074,632
Old Republic International Corp.(a)	16,613	627,971
Travelers Cos., Inc.(a)	3,821	1,053,450
W R Berkley Corp.(a)	14,130	1,055,370
		10,216,442
Machinery Manufacturing — 2.9%
Coherent Corp.(a)(b)	8,842	668,721
KLA Corp.(a)	6,124	4,635,133
		5,303,854
Management of Companies and Enterprises — 0.2%
Cushman & Wakefield PLC(a)(b)	41,971	420,969
Merchant Wholesalers, Durable Goods — 0.6%
Johnson Controls International PLC(a)	10,133	1,027,182

The accompanying notes are an integral part of these financial statements.

3

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Merchant Wholesalers, Nondurable Goods — 3.3%
Amneal Pharmaceuticals, Inc.(a)(b)	156,741	$1,147,344
Cardinal Health, Inc.(a)	14,641	2,261,156
Cencora, Inc.(a)	4,123	1,200,783
McKesson Corp.(a)	1,979	1,423,910
		6,033,193
Mining (except Oil and Gas) — 1.1%
Freeport-McMoRan, Inc.(a)	19,037	732,544
Knife River Corp.(a)(b)	3,487	328,127
Newmont Corp.(a)	17,773	936,992
		1,997,663
Miscellaneous Manufacturing — 1.3%
Johnson & Johnson(a)	8,085	1,254,873
ResMed, Inc.(a)	4,759	1,164,955
		2,419,828
Motor Vehicle and Parts Dealers — 2.9%
Carvana Co.(a)(b)	8,774	2,870,502
Group 1 Automotive, Inc.(a)	2,533	1,073,789
Lithia Motors, Inc.(a)	4,339	1,375,073
		5,319,364
Nonmetallic Mineral Product Manufacturing — 1.1%
Corning, Inc.(a)	22,750	1,128,173
O-I Glass, Inc.(a)(b)	62,064	813,659
		1,941,832
Oil and Gas Extraction — 1.0%
Expand Energy Corp.(a)	10,529	1,222,733
Exxon Mobil Corp.	5,520	564,696
		1,787,429
Paper Manufacturing — 0.7%
Kimberly-Clark Corp.(a)	8,320	1,196,083
Petroleum and Coal Products Manufacturing — 0.8%
Marathon Petroleum Corp.(a)	6,016	967,012
Valero Energy Corp.(a)	4,241	546,962
		1,513,974
Primary Metal Manufacturing — 0.7%
Howmet Aerospace, Inc.(a)	8,046	1,366,935
Professional, Scientific, and Technical Services — 13.9%
Alphabet, Inc. - Class A(a)	13,895	2,386,327
AppLovin Corp. - Class A(a)(b)	11,440	4,495,920
Exelixis, Inc.(a)(b)	43,040	1,852,442
F5, Inc.(a)(b)	10,383	2,963,100
Gen Digital, Inc.(a)	46,510	1,324,605
Genpact Ltd.(a)	15,896	684,323

The accompanying notes are an integral part of these financial statements.

4

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional, Scientific, and Technical Services — (Continued)
GoDaddy, Inc. - Class A(a)(b)	12,905	$2,350,646
Leidos Holdings, Inc.	4,305	639,379
Nutanix, Inc. - Class A(a)(b)	34,190	2,622,031
Ubiquiti, Inc.(a)	2,630	1,039,613
VeriSign, Inc.(a)	11,432	3,114,877
Zoom Communications, Inc. - Class A(a)(b)	22,854	1,856,887
		25,330,150
Publishing Industries — 5.2%
Commvault Systems, Inc.(a)(b)	5,203	952,930
Docusign, Inc.(a)(b)	11,543	1,022,825
Dropbox, Inc. - Class A(a)(b)	49,155	1,418,614
Electronic Arts, Inc.(a)	8,163	1,173,676
HubSpot, Inc.(b)	917	540,938
Microsoft Corp.	3,872	1,782,514
Palantir Technologies, Inc. - Class A(a)(b)	19,940	2,627,693
		9,519,190
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.9%
Cboe Global Markets, Inc.(a)	8,942	2,048,791
Charles Schwab Corp.(a)	9,837	869,001
CME Group, Inc.(a)	6,386	1,845,554
CRH PLC(a)	7,356	670,573
StoneX Group, Inc.(a)(b)	20,477	1,733,480
		7,167,399
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 3.3%
Amazon.com, Inc.(a)(b)	20,432	4,188,764
eBay, Inc.(a)	23,808	1,742,032
		5,930,796
Support Activities for Mining — 0.9%
Royal Gold, Inc.(a)	3,696	658,331
TechnipFMC PLC(a)	29,933	932,413
		1,590,744
Support Activities for Transportation — 0.5%
CH Robinson Worldwide, Inc.(a)	10,010	960,660
Telecommunications — 1.0%
AT&T, Inc.(a)	42,672	1,186,281
T- Mobile US, Inc.(a)	2,373	574,741
		1,761,022
Transportation Equipment Manufacturing — 3.4%
Dorman Products, Inc.(a)(b)	16,015	2,070,899
General Dynamics Corp.(a)	5,385	1,499,669

The accompanying notes are an integral part of these financial statements.

5

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Transportation Equipment Manufacturing — (Continued)
General Motors Co.(a)	30,680	$1,522,035
Lockheed Martin Corp.(a)	2,319	1,118,639
		6,211,242
Utilities — 4.0%
Avista Corp.(a)	24,189	931,518
Cheniere Energy, Inc.(a)	4,700	1,113,853
Exelon Corp.(a)	21,748	952,997
Kinder Morgan, Inc.(a)	39,124	1,097,037
NRG Energy, Inc.(a)	8,557	1,334,036
UGI Corp.(a)	23,691	854,298
Vistra Corp.(a)	6,152	987,827
		7,271,566
Web Search Portals, Libraries, Archives, and Other Information Services — 3.2%
Meta Platforms, Inc. - Class A(a)	8,943	5,790,503
TOTAL COMMON STOCKS (Cost $188,198,447)		207,816,354
REAL ESTATE INVESTMENT TRUSTS - COMMON — 2.8%
Professional, Scientific, and Technical Services — 0.4%
Outfront Media, Inc.(a)	37,576	620,755
Real Estate — 2.4%
American Healthcare REIT, Inc.(a)	10,777	376,548
CoreCivic, Inc.(a)(b)	28,237	620,085
Equity LifeStyle Properties, Inc.	6,095	387,459
Independence Realty Trust, Inc.(a)	35,504	660,019
Simon Property Group, Inc.(a)	1,991	324,672
Ventas, Inc.(a)	10,088	648,457
VICI Properties, Inc.(a)	23,405	742,173
Welltower, Inc.(a)	4,321	666,644
		4,426,057
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $5,092,059)		5,046,812
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 4.23%(c)	558,955	558,955
TOTAL SHORT-TERM INVESTMENTS (Cost $558,955)		558,955
TOTAL INVESTMENTS — 117.2% (Cost $193,849,461)		213,422,121
Liabilities in Excess of Other Assets — (17.2)%		(31,391,638)
TOTAL NET ASSETS — 100.0%		$182,030,483

The accompanying notes are an integral part of these financial statements.

6

CONVERGENCE LONG/SHORT EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $203,365,933.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — (50.6)%
Accommodation — (0.1)%
Las Vegas Sands Corp.	(6,040)	$(248,606)
Administrative and Support Services — (1.6)%
CBIZ, Inc.	(3,092)	(223,366)
Equifax, Inc.	(841)	(222,184)
Match Group, Inc.	(33,034)	(989,038)
RXO, Inc.	(27,284)	(423,721)
Six Flags Entertainment Corp.	(8,720)	(292,643)
WEX, Inc.	(5,568)	(740,154)
		(2,891,106)
Ambulatory Health Care Services — (0.4)%
Guardant Health, Inc.	(16,479)	(669,377)
Apparel Manufacturing — (0.1)%
VF Corp.	(12,996)	(161,930)
Beverage and Tobacco Product Manufacturing — (0.6)%
Celsius Holdings, Inc.	(16,688)	(632,141)
Constellation Brands, Inc. - Class A	(2,013)	(358,898)
		(991,039)
Broadcasting and Content Providers — (1.2)%
Sirius XM Holdings, Inc.	(45,721)	(991,231)
Warner Bros Discovery, Inc.	(117,998)	(1,176,440)
		(2,167,671)
Chemical Manufacturing — (3.2)%
Air Products and Chemicals, Inc.	(1,080)	(301,223)
Albemarle Corp.	(7,678)	(428,125)
Avidity Biosciences, Inc.	(14,406)	(446,298)
Bio-Techne Corp.	(4,867)	(235,563)
Crinetics Pharmaceuticals, Inc.	(12,695)	(387,324)
Denali Therapeutics, Inc.	(27,178)	(359,837)
elf Beauty, Inc.	(4,317)	(485,619)
Estee Lauder Cos., Inc. - Class A	(8,580)	(574,345)
Ionis Pharmaceuticals, Inc.	(8,448)	(283,092)
Madrigal Pharmaceuticals, Inc.	(1,788)	(492,165)
Moderna, Inc.	(41,751)	(1,108,907)
QuidelOrtho Corp.	(10,217)	(313,355)
Sarepta Therapeutics, Inc.	(5,036)	(189,354)
Westlake Corp.	(4,027)	(286,038)
		(5,891,245)
Computer and Electronic Product Manufacturing — (8.1)%
Astera Labs, Inc.	(19,219)	(1,743,548)
Bruker Corp.	(6,682)	(245,229)
Cognex Corp.	(36,990)	(1,108,590)
Dell Technologies, Inc. - Class C	(7,949)	(884,485)

The accompanying notes are an integral part of these financial statements.

8

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (Continued)
First Solar, Inc.	(7,395)	$(1,169,002)
Intel Corp.	(84,478)	(1,651,545)
Microchip Technology, Inc.	(29,107)	(1,689,370)
Micron Technology, Inc.	(12,716)	(1,201,153)
NXP Semiconductors NV	(7,006)	(1,339,057)
ON Semiconductor Corp.	(28,066)	(1,179,333)
Super Micro Computer, Inc.	(19,140)	(765,983)
TransMedics Group, Inc.	(2,292)	(291,359)
Vishay Intertechnology, Inc.	(50,969)	(717,134)
Western Digital Corp.	(15,788)	(813,872)
		(14,799,660)
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — (0.4)%
Alight, Inc. - Class A	(34,627)	(189,063)
Riot Platforms, Inc.	(57,480)	(463,864)
		(652,927)
Construction of Buildings — (0.2)%
KB Home	(7,045)	(363,381)
Credit Intermediation and Related Activities — (3.0)%
Eastern Bankshares, Inc.	(22,910)	(343,650)
First Busey Corp.	(16,540)	(365,865)
First Citizens BancShares, Inc. - Class A	(341)	(630,468)
Flagstar Financial, Inc.	(30,976)	(356,844)
KeyCorp	(24,677)	(391,377)
PennyMac Financial Services, Inc.	(9,940)	(954,240)
SouthState Corp.	(4,660)	(409,148)
State Street Corp.	(8,356)	(804,516)
Texas Capital Bancshares, Inc.	(5,118)	(366,909)
Truist Financial Corp.	(11,315)	(446,942)
Western Alliance Bancorp	(5,198)	(376,387)
		(5,446,346)
Electrical Equipment, Appliance, and Component Manufacturing — (0.9)%
Belden, Inc.	(4,569)	(485,228)
Novanta, Inc.	(9,311)	(1,152,888)
		(1,638,116)
Fabricated Metal Product Manufacturing — (0.5)%
Arcosa, Inc.	(5,042)	(434,973)
Emerson Electric Co.	(1,688)	(201,513)
Enovis Corp.	(9,242)	(289,275)
		(925,761)

The accompanying notes are an integral part of these financial statements.

9

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Food Manufacturing — (0.6)%
Freshpet, Inc.	(7,322)	$(586,931)
Lamb Weston Holdings, Inc.	(9,592)	(535,042)
		(1,121,973)
Food Services and Drinking Places — (0.7)%
Chipotle Mexican Grill, Inc.	(6,471)	(324,068)
Starbucks Corp.	(9,687)	(813,224)
Wingstop, Inc.	(366)	(125,062)
		(1,262,354)
Furniture, Home Furnishings, Electronics, and Appliance Retailers — (1.1)%
Floor & Decor Holdings, Inc. - Class A	(15,210)	(1,090,405)
RH	(5,090)	(921,850)
		(2,012,255)
General Merchandise Retailers — (1.5)%
Burlington Stores, Inc.	(4,049)	(924,265)
Dollar General Corp.	(4,496)	(437,236)
Dollar Tree, Inc.	(8,451)	(762,788)
Target Corp.	(5,419)	(509,440)
		(2,633,729)
Hospitals — (0.2)%
Nuvalent, Inc. - Class A	(3,895)	(290,606)
Insurance Carriers and Related Activities — (1.0)%
Brighthouse Financial, Inc.	(5,666)	(338,884)
Cincinnati Financial Corp.	(2,743)	(413,699)
Kinsale Capital Group, Inc.	(994)	(469,158)
Oscar Health, Inc. - Class A	(24,811)	(342,392)
Prudential Financial, Inc.	(3,133)	(325,487)
		(1,889,620)
Leather and Allied Product Manufacturing — (0.4)%
NIKE, Inc. - Class B	(12,710)	(770,099)
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — (0.4)%
MARA Holdings, Inc.	(45,130)	(637,236)
Machinery Manufacturing — (2.0)%
AAON, Inc.	(3,859)	(371,583)
Glaukos Corp.	(7,601)	(716,698)
IDEX Corp.	(2,169)	(392,394)
Ingersoll Rand, Inc.	(5,456)	(445,428)
Nordson Corp.	(1,771)	(375,434)
PAR Technology Corp.	(15,886)	(1,041,486)
Standex International Corp.	(2,024)	(305,503)
		(3,648,526)

The accompanying notes are an integral part of these financial statements.

10

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Management of Companies and Enterprises — (1.0)%
Bunge Global SA	(3,205)	$(250,471)
Globant SA	(8,799)	(863,094)
U-Haul Holding Co.	(4,982)	(284,173)
White Mountains Insurance Group Ltd.	(257)	(458,694)
		(1,856,432)
Merchant Wholesalers, Durable Goods — (1.3)%
Genuine Parts Co.	(7,834)	(991,158)
Pool Corp.	(3,618)	(1,087,534)
Watsco, Inc.	(763)	(338,444)
		(2,417,136)
Merchant Wholesalers, Nondurable Goods — (0.1)%
Ashland, Inc.	(4,911)	(243,144)
Mining (except Oil and Gas) — (0.2)%
Warrior Met Coal, Inc.	(8,256)	(375,235)
Miscellaneous Manufacturing — (1.1)%
Dexcom, Inc.	(9,000)	(772,200)
Globus Medical, Inc. - Class A	(7,316)	(432,961)
Inspire Medical Systems, Inc.	(1,643)	(227,063)
PROCEPT BioRobotics Corp.	(7,927)	(459,766)
		(1,891,990)
Motion Picture and Sound Recording Industries — (0.3)%
TKO Group Holdings, Inc.	(3,056)	(482,267)
Nonmetallic Mineral Product Manufacturing — (0.2)%
Owens Corning	(2,532)	(339,161)
Oil and Gas Extraction — (1.1)%
CNX Resources Corp.	(11,298)	(364,700)
Devon Energy Corp.	(8,039)	(243,260)
Diamondback Energy, Inc.	(3,035)	(408,359)
Dominion Energy, Inc.	(10,600)	(600,702)
EQT Corp.	(7,383)	(407,025)
		(2,024,046)
Performing Arts, Spectator Sports, and Related Industries — (0.1)%
Caesars Entertainment, Inc.	(5,858)	(157,463)
Plastics and Rubber Products Manufacturing — (0.2)%
Advanced Drainage Systems, Inc.	(3,228)	(354,951)
Printing and Related Support Activities — (0.3)%
Permian Resources Corp.	(42,245)	(532,709)
Professional, Scientific, and Technical Services — (4.0)%
Alkami Technology, Inc.	(30,535)	(874,522)
Compass, Inc. - Class A	(28,084)	(165,976)

The accompanying notes are an integral part of these financial statements.

11

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional, Scientific, and Technical Services — (Continued)
Cytokinetics, Inc.	(15,086)	$(467,968)
Elastic NV	(10,448)	(844,930)
Omnicom Group, Inc.	(22,406)	(1,645,497)
Parsons Corp.	(3,181)	(206,256)
Revolution Medicines, Inc.	(21,415)	(843,751)
Tetra Tech, Inc.	(6,175)	(215,754)
Trade Desk, Inc. - Class A	(9,648)	(725,723)
Unity Software, Inc.	(27,363)	(713,627)
Vaxcyte, Inc.	(13,079)	(424,937)
VSE Corp.	(1,638)	(213,087)
		(7,342,028)
Publishing Industries — (3.4)%
Appfolio, Inc. - Class A	(4,354)	(919,434)
Braze, Inc. - Class A	(25,177)	(926,514)
Cadence Design Systems, Inc.	(2,707)	(777,098)
Dayforce, Inc.	(5,344)	(315,724)
Gitlab, Inc. - Class A	(21,445)	(975,962)
MicroStrategy, Inc. - Class A	(1,262)	(465,754)
MongoDB, Inc.	(4,800)	(906,384)
UiPath, Inc. - Class A	(69,930)	(930,768)
		(6,217,638)
Rental and Leasing Services — (0.4)%
FTAI Aviation Ltd.	(2,658)	(311,385)
WillScot Holdings Corp.	(14,229)	(383,471)
		(694,856)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (2.8)%
Apollo Global Management, Inc.	(4,768)	(623,130)
Blackstone, Inc.	(4,566)	(633,578)
Blue Owl Capital, Inc. - Class A	(27,978)	(522,629)
DraftKings, Inc. - Class A	(4,219)	(151,378)
Franklin Resources, Inc.	(11,840)	(256,218)
Invesco Ltd.	(43,089)	(623,067)
LPL Financial Holdings, Inc.	(1,615)	(625,263)
StepStone Group, Inc. - Class A	(14,404)	(833,272)
TPG, Inc.	(17,756)	(854,596)
		(5,123,131)
Social Assistance — (0.6)%
IAC, Inc.	(31,104)	(1,118,500)
Support Activities for Mining — (0.7)%
Cleveland-Cliffs, Inc.	(51,711)	(301,475)
Noble Corp. PLC	(16,678)	(413,114)

The accompanying notes are an integral part of these financial statements.

12

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Support Activities for Mining — (Continued)
Patterson-UTI Energy, Inc.	(28,805)	$(159,004)
Valaris Ltd.	(10,588)	(398,320)
		(1,271,913)
Telecommunications — (0.4)%
AST SpaceMobile, Inc.	(5,505)	(127,000)
Cogent Communications Holdings, Inc.	(13,273)	(606,709)
		(733,709)
Textile Mills — (0.2)%
Albany International Corp. - Class A	(5,659)	(373,890)
Transportation Equipment Manufacturing — (2.0)%
AAR Corp.	(5,978)	(367,109)
AeroVironment, Inc.	(1,926)	(342,886)
Boeing Co.	(1,642)	(340,419)
Gentex Corp.	(37,435)	(807,473)
Huntington Ingalls Industries, Inc.	(1,619)	(361,134)
Loar Holdings, Inc.	(2,489)	(216,668)
Thor Industries, Inc.	(10,837)	(879,856)
Trinity Industries, Inc.	(12,335)	(317,503)
		(3,633,048)
Truck Transportation — (0.3)%
Knight-Swift Transportation Holdings, Inc.	(6,178)	(273,809)
Saia, Inc.	(1,254)	(331,570)
		(605,379)
Utilities — (0.9)%
AES Corp.	(14,104)	(142,309)
NextDecade Corp.	(28,483)	(235,839)
Ormat Technologies, Inc.	(3,338)	(248,114)
PG&E Corp.	(18,919)	(319,353)
Sempra	(7,996)	(628,406)
		(1,574,021)
Web Search Portals, Libraries, Archives, and Other Information Services — (0.5)%
Pinterest, Inc. - Class A	(30,161)	(938,309)
Wood Product Manufacturing — (0.3)%
Louisiana-Pacific Corp.	(3,063)	(275,884)
Trex Co., Inc.	(5,985)	(334,382)
		(610,266)
TOTAL COMMON STOCKS (Proceeds $101,535,252)		(92,024,785)

The accompanying notes are an integral part of these financial statements.

13

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
REAL ESTATE INVESTMENT TRUSTS - COMMON — (1.6)%
Credit Intermediation and Related Activities — (0.3)%
HA Sustainable Infrastructure Capital, Inc.	(23,830)	$(596,941)
Real Estate — (0.8)%
BXP, Inc.	(4,250)	(286,153)
Healthcare Realty Trust, Inc.	(16,116)	(233,682)
SL Green Realty Corp.	(4,592)	(260,688)
Sun Communities, Inc.	(2,757)	(340,324)
Vornado Realty Trust	(6,923)	(260,789)
		(1,381,636)
Warehousing and Storage — (0.3)%
Extra Space Storage, Inc.	(2,564)	(387,549)
Lineage, Inc.	(5,931)	(253,194)
		(640,743)
Wood Product Manufacturing — (0.2)%
Weyerhaeuser Co.	(11,759)	(304,676)
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Proceeds $3,178,220)		(2,923,996)
EXCHANGE TRADED FUNDS — (0.0)%(a)
Funds, Trusts, and Other Financial Vehicles — (0.0)%(a)
Invesco QQQ Trust Series 1	(1)	(519)
iShares Core S&P 500 ETF	(1)	(592)
Total Funds, Trusts, and Other Financial Vehicles		(1,111)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,116)		(1,111)
TOTAL SECURITIES SOLD SHORT — (52.2)% (Proceeds $104,714,588)		$(94,949,892)

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

14

Convergence Long/Short Equity ETF
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$213,422,121
Deposit at broker for securities sold short	63,965,750
Receivable for investments sold	2,116,645
Receivable for fund shares sold	687,138
Dividends and interest receivable	211,100
Total assets	280,402,754
LIABILITIES:
Securities sold short, at value	94,949,892
Payable for investments purchased	3,240,732
Payable to adviser	139,003
Dividends payable	42,644
Total liabilities	98,372,271
NET ASSETS	$ 182,030,483
Net Assets Consists of:
Paid-in capital	$173,778,909
Total distributable earnings	8,251,574
Total net assets	$ 182,030,483
Net assets	$182,030,483
Shares issued and outstanding(a)	7,947,329
Net asset value per share	$22.90
COST:
Investments, at cost	$193,849,461
PROCEEDS:
Securities sold short proceeds	$104,714,588

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

Convergence Long/Short Equity ETF
Statement of Operations
For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,717,993
Prime broker interest income	1,306,560
Interest income	14,310
Less: Issuance fees	(17)
Total investment income	3,038,846
EXPENSES:
Management fees	997,418
Dividends on short positions	554,002
Other expenses	620
Total expenses	1,552,040
Net investment income	1,486,806
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,875,600)
In-kind redemptions	16,509,315
Short transactions	(3,319,624)
Net realized gain (loss)	(3,685,909)
Net change in unrealized appreciation (depreciation) on:
Investments	(19,436,299)
Short positions	11,912,910
Net change in unrealized appreciation (depreciation)	(7,523,389)
Net realized and unrealized gain (loss)	(11,209,298)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,722,492)

The accompanying notes are an integral part of these financial statements.

16

Convergence Long/Short Equity ETF
Statements of Changes in Net Assets

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS:
Net investment income	$1,486,806	$1,663,101
Net realized gain (loss)	(3,685,909)	(3,912,074)
Net change in unrealized appreciation (depreciation)	(7,523,389)	31,888,886
Net increase (decrease) in net assets from operations	(9,722,492)	29,639,913
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,971,425)	(389,482)
Total distributions to shareholders	(1,971,425)	(389,482)
CAPITAL TRANSACTIONS:
Subscriptions	98,695,618	192,047,617
Redemptions	(111,813,688)	(46,297,986)
ETF transaction fees (See Note 8)	400	838
Net increase (decrease) in net assets from capital transactions	(13,117,670)	145,750,469
NET INCREASE (DECREASE) IN NET ASSETS	(24,811,587)	175,000,900
NET ASSETS:
Beginning of the period	206,842,070	31,841,170
End of the period	$182,030,483	$206,842,070
SHARES TRANSACTIONS
Subscriptions	4,250,000	9,150,000
Redemptions	(5,100,000)	(2,220,000)
Total increase (decrease) in shares outstanding	(850,000)	6,930,000

The accompanying notes are an integral part of these financial statements.

17

Convergence Long/Short Equity ETF
Statement of Cash Flows
May 31, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(9,722,492)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investments	(431,818,285)
Proceeds from sales of long-term investments, net	441,507,324
Proceeds from short securities sold short	223,746,982
Purchases to cover securities sold short	(226,618,758)
Proceeds from purchases of short-term investments, net	(91,089)
Net realized (gain) loss investments	16,875,600
Net realized (gain) loss on securities sold short	3,319,624
Net realized (gain) loss in-kind redemptions	(16,509,315)
Change in unrealized (appreciation) depreciation on investments	19,436,299
Change in unrealized (appreciation) depreciation on securities sold short	(11,912,910)
Increase in payable for investments purchased	3,240,732
Decrease in dividends and interest receivable	27,492
Increase in dividends payable	14,958
Decrease in payable to adviser	(12,717)
Increase in receivable for investment securities sold	(2,116,645)
Net cash used in operating activities	9,366,800
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold	98,008,480
Cash payment for shares redeemed	(111,813,688)
Cash distributions paid to shareholders	(1,971,425)
Net cash provided by financing activities	(15,776,633)
Net change in cash	(6,409,833)
CASH AND RESTRICTED CASH:
Beginning balance	70,375,583
Ending balance	$63,965,750
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	28
Deposits at brokers for securities sold short	70,375,555
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Deposits at brokers for securities sold short	63,965,750

The accompanying notes are an integral part of these financial statements.

18

CONVERGENCE LONG/SHORT EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022(j)	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$23.51	$17.05	$15.45	$17.94	$14.03	$19.76
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.16	0.32	0.23	0.07	(0.03)	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.56)	6.34	1.49	0.31	3.98	(1.11)
Total from investment operations	(0.40)	6.66	1.72	0.38	3.95	(1.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.20)	(0.12)	—	(0.04)	(0.13)
Net realized gains	—	—	—	(2.87)	—	(4.50)
Total distributions	(0.21)	(0.20)	(0.12)	(2.87)	(0.04)	(4.63)
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—	—	—
Net asset value, end of period	$22.90	$23.51	$17.05	$15.45	$17.94	$14.03
TOTAL RETURN(e)	−1.71%	39.57%	11.28%	2.39%	28.26%	−7.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$182,030	$206,842	$31,841	$24,375	$29,313	$22,537
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	1.48%	1.44%	1.55%	1.58%	2.56%	2.58%
After expense reimbursement/ recoupment(f)(g)	1.48%	1.44%	1.55%	1.38%	2.11%	2.39%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)(g)	0.53%	—%	—%	—%	—%	—%
Ratio of tax expenses to average net assets(f)	—%	—%	0.00%(h)	—%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)(g)	1.48%	1.44%	1.55%	1.38%	2.11%	2.39%
Ratio of net investment income (loss) to average net assets(f)(g)	1.42%	1.51%	1.50%	0.46%	(0.18)%	0.06%
Portfolio turnover rate	130%(e)(i)	225%(i)	284%(i)	244%	304%	252%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on February 18, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

19

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
(1) ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Long/Short Equity ETF (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek long- term capital growth. The Fund is an actively managed exchange-traded fund (“ETF”). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
Effective February 18, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Fund’s investment adviser, Convergence Investment Partners, LLC (the “Adviser”). The reorganization did not result in a material change to the investment portfolio. The mutual fund offered Institutional Class shares and commenced operations on December 29, 2009. The following table illustrates the specifics of the reorganization of the mutual fund into the ETF:

Convergence Long/Short Equity Fund Net Assets*	Shares Issued to Shareholders of Convergence Long/Short Equity Fund	Convergence Long/Short Equity ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$26,419,556	1,707,329	$—	$26,419,556	Non-Taxable

*	Includes accumulated net investment losses, accumulated realized gains and unrealized appreciation in the amounts of $(86,871), $2,453,571, and $8,049,316, respectively.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and

20

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$207,816,354	$ —	$ —	$207,816,354
Real Estate Investment Trusts	5,046,812	—	—	5,046,812
Short-Term Investments	558,955	—	—	558,955
Total Assets	$213,422,121	$—	$—	$213,422,121

21

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(92,024,785)	$ —	$ —	$(92,024,785)
Real Estate Investment Trusts	(2,923,996)	—	—	(2,923,996)
Exchange Traded Funds	(1,111)	—	—	(1,111)
Total Securities Sold Short	(94,949,892)	—	—	(94,949,892)
Total Liabilities	$(94,949,892)	$—	$—	$(94,949,892)

(1)	See the Schedule of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the year ended May 31, 2025.
Except for securities sold short, the Fund did not invest in any derivative securities or engage in hedging activities during the period ended May 31, 2025.
(b)
Short Positions. The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and deposits for short sales are held with one major securities broker-dealer. The Fund does not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

In accordance with the terms of its prime brokerage agreements with broker-dealers, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. During the year ended November 30, 2024, the Fund has incurred $1,779,193 of interest income and $169,940 of interest expense, for a total net income of $1,609,253 on borrowed securities which is reflected in prime broker interest income on the Statement of Operations.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

22

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)

(c)
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2024, the Fund did not incur any interest or penalties. The Fund’s tax returns for the prior three tax years remain subject to examinations by the Fund’s major tax jurisdictions, which include the Untied States of America and the state of Delaware.
(d)
Distributions to Shareholders. The Fund will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s NAV per share.

(g)
Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available and adjusts for actual classifications in the calendar year the information is reported.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

23

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
(3) FEDERAL TAX MATTERS
The tax character of distributions paid by the Fund during the fiscal years ended November 30, 2024 and November 30, 2023 was as follows:

	November 30,
	2024	2023
Ordinary Income	$389,482	$194,639
Long-Term Capital Gain	$—	$—

As of November 30, 2024, the components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$102,956,854
Gross tax unrealized appreciation	$46,128,048
Gross tax unrealized depreciation	(12,677,601)
Net tax unrealized appreciation	33,450,447
Undistributed ordinary income	1,637,694
Undistributed long-term capital gain	—
Other accumulated losses	(15,142,650)
Total distributable earnings	$19,945,491

(1)	Includes securities sold short.
The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
At November 30, 2024, the Fund had short-term capital loss carryovers of $14,816,397.
Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses, and tax equalization by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to redemptions in-kind and excise tax expense and have no effect on net assets or NAV per share. For the year ended November 30, 2024, the following table shows the reclassifications made:

Paid-in capital	$12,733,059
Total distributable earnings	$(12,733,059)

(4) INVESTMENT ADVISER
Pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund and the Adviser, the Adviser is responsible for managing the Fund in accordance with its investment objectives. For the services it provides the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.

24

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
(5) RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser. Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the Fund.
Certain officers of the Fund are also employees of Fund Services.
(6) CAPITAL SHARE TRANSACTIONS
Transactions in the Fund were as follows:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
Shares sold	4,250,000	9,150,000
Shares reinvested	—	—
Shares redeemed	(5,100,000)	(2,220,000)
Net increase(decrease)	(850,000)	6,930,000

(7) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term investments and securities sold short), creations in-kind and redemptions in-kind for the Fund for the six months ended May 31, 2025 is summarized below. There were no purchases or sales of U.S. government securities for the Fund.

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$341,349,183	$317,353,574	$90,482,661	$124,153,749

(8) CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the Foreside Fund Services, LLC, the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the

25

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee ”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Fund is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such Authorized Participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any.
(9) RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Fund.
(10) NEW ACCOUNTING PRONOUCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses,

26

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)(Continued)
assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(11) SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2025, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements. Fund Services to confirm nothing to report.

27

CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Tax Information
For the year ended November 30, 2024, the Fund designated 91.85% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended November 30, 2024, 91.96% of dividends paid from net ordinary income for the Fund qualified for the dividends received deduction available to corporate shareholders.
For the fiscal year ended November 30, 2024, the Fund designated 0% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).
Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

28

CONVERGENCE LONG/SHORT EQUITY ETF

Investment Adviser	Convergence Investment Partners, LLC 3801 PGA Boulevard Suite 1001 Palm Beach Gardens, Florida 33410
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributor	Foreside Fund Services 190 Middle Street Suite 301 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive

Date	8/7/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive

Date	8/7/25

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	8/7/25

* Print the name and title of each signing officer under his or her signature.